Commitments and Contingencies - Lease term and discount (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies
Weighted-average remaining lease terms - operating leases	3 years 10 months 24 days		3 years 10 months 24 days		4 years 8 months 12 days	5 years 8 months 12 days
Weighted-average discount rate - operating leases	12.60%		12.60%		12.60%	12.60%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 45,942	$ 45,660	$ 137,826	$ 136,979	$ 182,639	$ 92,068
Right-of-use assets obtained in exchange for lease obligations: Operating leases						$ 698,127